RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Contractual commitments with related parties	$ 0
EarthLabs Inc.
Disclosure of transactions between related parties [line items]
Administration, exploration and evaluation	18,000	$ 18,000
Notz Capital Corp
Disclosure of transactions between related parties [line items]
Corporate development and investor relations	$ 177,310	$ 104,637